Note 7 - Risk Management - Amounts of moratoriums and financing with public guarantee by concept (Details)	Dec. 31, 2020 EUR (€)
Moratorium [Member] | In Force Member [Member]
Group Moratorium By Concept Line Item
IndividualsGovermentGuarantee	€ 4,657,344,096.15048
Of Which Mortgages Goverment Guarantee	3,664,350,330.88369
SMEs Goverment Guarantee	1,030,797,931.07682
Non Financial Entities Goverment Guarantee	1,055,028,025.61237
Rest Of Group Goverment Guarantee	60,048,670.4995751
Moratorium [Member] | Completed Member [Member]
Group Moratorium By Concept Line Item
IndividualsGovermentGuarantee	16,675,922,385.6535
Of Which Mortgages Goverment Guarantee	8,722,612,597.44167
SMEs Goverment Guarantee	5,055,751,343.22083
Non Financial Entities Goverment Guarantee	5,095,252,406.70891
Rest Of Group Goverment Guarantee	197,585,627.666342
Moratorium [Member] | Total Member
Group Moratorium By Concept Line Item
IndividualsGovermentGuarantee	21,333,266,481.804
Of Which Mortgages Goverment Guarantee	12,386,962,928.3254
SMEs Goverment Guarantee	6,086,549,274.29765
Non Financial Entities Goverment Guarantee	6,150,280,432.32128
Rest Of Group Goverment Guarantee	257,634,298.165917
Financing with Public Guarantee [Member] | Total Member
Group Moratorium By Concept Line Item
IndividualsGovermentGuarantee	1,236,810,504.68845
Of Which Mortgages Goverment Guarantee	507,704.166413322
SMEs Goverment Guarantee	11,372,840,987.4439
Non Financial Entities Goverment Guarantee	5,929,939,939.08049
Rest Of Group Goverment Guarantee	€ 79,092,635.7216449